OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 22,358	$ 10,960
Government institutions		4,068	1,910
Deferred installation expenses		3,000	2,403
Deferred income taxes	[1]	4,034	2,752
Advances to suppliers		127	84
Employees		540	389
Forward Exchange Contracts			1,063
Others		1,395	2,876
Other current assets, net		$ 35,522	$ 22,437

[1]	See Note 15.